Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
Commitments Disclosure [Text Block]
16	Commitments and contingencies

As at December 31, 2017, the Company had the following commitments:

	Total	Less than 1 year	1 - 3 years	3-5 years	More than 5 years
Lease commitments	$573	$115	$235	$224	$-

Under the terms of the Amended Sandstorm Agreement, the Company may be subject to a contingent liability if certain events occur (Note 8).